Income Taxes - Income Tax Expense (Benefit) Reconciliation (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Computed expected tax expense			$ 1,317,458	$ 340,546
Increase (reduction) in income taxes resulting from:
State and local income taxes, net of federal impact			193,744	44,431
Noncontrolling interest			(158,904)	(38,418)
Non-deductibles and other			383700.00%
Alternative minimum tax			6200000.00%
Basis adjustment				885,036
State rate change				252,474
Change in valuation allowance			(1,223,040)	(1,484,069)
Income tax expense	$ 77,000		$ 195,095